The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Marsico Global Fund, Columbia Marsico Growth Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico 21st Century Fund and Columbia Marsico International Opportunities Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 25, 2013 (Accession No. 0001193125-13-023303), which is incorporated herein by reference.